As filed with the Securities and Exchange Commission on July 31, 1997
                                                    File No. 2-35306
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                               FORM N-4

         REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933     /X/

                   Pre-Effective Amendment No. ___               / /

                   Post-Effective Amendment No. 22               /X/

  REGISTRATION STATEMENT UNDER THE INVESTMENTCOMPANY ACT of 1940 / /

                           Amendment No. __                      / /

                Penn Mutual Variable Annuity Account I
                        (Exact Name of Registrant)

                THE PENN MUTUAL LIFE INSURANCE COMPANY
                           (Name of Depositor)

                           600 Dresher Road
                      Horsham, Pennsylvania  19044
             (Address of Principal Executive Offices of Depositor) Depositor's Telephone Number: 215-956-8000

                           Richard F. Plush
                Vice President, Products and Programs
                The Penn Mutual Life Insurance Company
                           600 Dresher Road
                     Horsham, Pennsylvania  19044
                   (Name and Address of Agent for Service)
                               Copy to:
                           Richard W. Grant
                           C. Ronald Rubley
                     Morgan, Lewis & Bockius LLP
                        2000 One Logan Square
                     Philadelphia, PA  19103-6993


It is proposed that this filing will become effective (check appropriate box)
  {X} immediately upon filing pursuant to paragraph (b) of Rule 485
  { } on (date) pursuant to paragraph (b) of Rule 485
  { } 60 days after filing pursuant to paragraph (a) of Rule 485
  { } on (date) pursuant to paragraph (a) of Rule 485







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                                PART A

                 Information Required in a Prospectus

                 The Prospectus was filed on April 3, 1981 as Part
                 A of Post-Effective Amendment No. 21 to this
                 Registration Statement and is incorporated by reference.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.



















































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                                PART B

    Information Required in a Statement of Additional Information

                 No Statement of Additional Information was filed under this Registration Statement.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.





















































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                                PART C

                          Other Information

                 Part II to this Registration Statement was filed on April 3, 1981 as Part II of Post-Effective
                 Amendment No. 21 to this Registration Statement and is incorporated by reference.

                 This Post-Effective Amendment No. 22 amends this
                 Registration Statement by adding Part C - Item 32.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.















































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                         Amendment to Item 32

  The Registration Statement is amended by adding Part C - Item 32 as follows:


                                Part C
                          Other Information


  Item 32.       Undertakings


  The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract and the Individual Retirement Annuity Contract With Variable Accumulation and Benefits Provisions, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.












































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                              SIGNATURES

                 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 22 of this Registration Statement and has caused this Post-Effective Amendment No. 22 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 31st day of July, 1997.

                            PENN MUTUAL VARIABLE ANNUITY ACCOUNT I
                                                 (Registrant)

                       By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                                 (Depositor)


                       By:  /s/ Robert E. Chappell
                            Robert E. Chappell
                            Chairman of the Board of Trustees
                            and Chief Executive Officer

             As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 31st day of July, 1997.

  Signature                           Title

  /s/ Robert E. Chappell         Chairman of the Board of Trustees
  Robert E. Chappell             and Chief Executive Officer

  /s/ Nancy S. Brodie            Executive Vice President and
  Nancy S. Brodie                Chief Financial Officer

  /s/ Ann M. Strootman           Vice President and Controller
  Ann M. Strootman

    JULIA CHANG BLOCH            Trustee

  *JAMES A. HAGEN                Trustee

  *PHILLIP E. LIPPINCOTT         Trustee

  *JOHN F. MCCAUGHAN             Trustee

    EDMUND F. NOTEBAERT          Trustee

  *ALAN B. MILLER                Trustee

    ROBERT H. ROCK               Trustee

  *DANIEL J. TORAN               Trustee

  *NORMAN T. WILDE, JR.          Trustee

  *WESLEY S. WILLIAMS, JR.       Trustee


  *By: /s/ Robert E. Chappell
         Robert E. Chappell, attorney-in-fact






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